ITEM 1. REPORT TO STOCKHOLDERS


John Hancock
Core
Equity
Fund

SEMI
ANNUAL
REPORT

6.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

Dear Fellow Shareholders,

The stock market made a strong recovery in the first half of 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. Most of the market's move up occurred in the second quarter, and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first six months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 21.51% through June, while the Dow Jones Industrial Average was up 9.02% and the Standard & Poor's 500 Index returned 11.75%. With falling interest rates, bonds also did well, continuing their upward trend for a fourth consecutive year. High-yield bonds led the pack, returning 18.49% in the first half as measured by the Lehman High Yield Index.

After the jarring stock-market losses of the last three years, it's a welcome relief for investors to be reminded that the market is indeed cyclical, and does move up -- not just down. And mutual fund investors will finally like what they see in their second-quarter statements: positive results. With the exception of bear funds, which bet on the market going down, every fund category tracked by Morningstar, Inc. and Lipper, Inc. posted double-digit gains in the quarter.

Whether this rally can be sustained depends in large part on whether the economy actually does rebound, and by how much, and how corporate earnings fare. It will also depend on how soon a lot of the investors still sitting on the sidelines decide to get back into the stock market.

No matter what happens next, the dramatic reversal in the stock market's fortunes, and other economic improvements could be signals that it's time for investors to review their portfolios with their investment professionals to make sure they are well-positioned to meet their long-term investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of June 30, 2003. They are subject to change at any time.



YOUR FUND
AT A GLANCE

The Fund seeks
above-average
total return
(capital apprecia-
tion plus income)
by investing in a
diversified port
folio of primarily
large-capitaliza-
tion stocks. The
portfolio's risk
profile is similar
to that of the
Standard & Poor's
500 Index.

Over the last six months

* Stocks weakened in the first quarter, then turned in a robust second-quarter rally.

* The Fund's performance trailed that of the S&P 500, due to stock selection in the financial, consumer discretionary and technology sectors.

* Overall, the outperformance of low-quality, speculative stocks hurt the Fund.

[Bar chart with heading "John Hancock Core Equity Fund."Under the heading is a note that reads "Fund performance for the six months ended June 30, 2003." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The first bar represents the 7.65% total return for Class A. The second bar represents the 7.21% total return for Class B. The third bar represents the 7.21% total return for Class C. The fourth bar represents the 7.90% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 4.0%   Pfizer, Inc.
 3.8%   Microsoft Corp.
 3.1%   Citigroup, Inc.
 3.0%   Wal-Mart Stores, Inc.
 2.3%   Exxon Mobil Corp.
 2.3%   General Electric Co.
 2.1%   Amgen, Inc.
 1.8%   Procter & Gamble Co. (The)
 1.8%   Fannie Mae
 1.8%   Bank of America Corp.

As a percentage of net assets on June 30, 2003.



MANAGERS'
REPORT

BY PAUL McMANUS, FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Core Equity Fund

Equity investors finally got a break from negative returns in the first half of 2003. Share prices rallied smartly in the early days of January, only to falter in the face of stepped-up tension between the United States and Iraq. However, a few days before the Iraqi conflict officially began, stocks began a spirited rally. As the war progressed rapidly toward a favorable conclusion, the market continued to push higher. Additional factors aiding investor sentiment during the period were the passage of the Bush administration's $350 billion stimulus package and yet another cut in short-term interest rates by the Federal Reserve Board. Moreover, first-quarter earnings were not as weak as expected.

Notably conspicuous by its absence was any significant improvement in end-user demand at either the corporate or consumer level. Consumer spending was given another shot in the arm by falling mortgage rates, which spurred another wave of refinancing and freed up more spendable cash. In general, though, consumers carried much more debt than is typical at the end of a recession, which tended to limit their spending. For their part, corporations remained cautious, preferring to reduce costs and pay down debt rather than embark on ambitious new spending projects.

"Equity investors finally
 got a break from nega
 tive returns in the first
 half of 2003."

PERFORMANCE REVIEW

For the six months ending June 30, 2003, John Hancock Core Equity Fund's Class A, Class B, Class C and Class I shares returned 7.65%, 7.21%, 7.21% and 7.90%, respectively, at net asset value. Despite the Fund's positive returns, our performance compared to the benchmark was disappointing. The Standard & Poor's 500 Index finished with a return of 11.75%, while the average large-cap core fund returned 10.38%, according to Lipper, Inc.1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

[Photo of Paul McManus]

The Fund's performance closely matched that of the S&P 500 through most of the first quarter. In April and May, though, we saw a replay of what happened in October and November 2002, when lower-quality, speculative stocks led the market higher. Our disciplined methodology, which focuses on undervalued stocks of companies with improving fundamentals, was out of step with the prevailing sentiment at the time, and we fell significantly behind the benchmark. Unfortunately, there is no methodology we know of that can stay ahead of the market at all times. The best we can do is try to implement a strategy that makes sense logically, has performed well on a historical basis and is designed to add value over complete market cycles.

HEALTH CARE CONTRIBUTES, FINANCE HURTS

Driven by favorable stock selection, health care was the only sector that helped the Fund's performance compared with the benchmark. Biotechnology holding Amgen was our top contributor, boosted by strong demand for the company's anemia drug, Aranesp, together with effective cost-control measures. Also contributing to our results was drug stock Pfizer, our largest holding at period end. Pfizer rallied in part on news of positive tests results of treating malaria with its antibiotic, Zithromax, along with chloroquine. A 28-day trial showed that the combination of the two medicines was roughly three times as effective as chloroquine alone.

"...health care was
 the only sector that
 helped the Fund's
 performance compared
 with the benchmark."

In the financial sector, our picks in the brokerage industry generally did well. For example, Citigroup, which owns the Salomon Smith Barney brokerage, and Merrill Lynch both responded well to the pickup in trading volume generated by the recent rally. The two stocks also were helped by a resolution of the controversy over charges that they slanted research to win investment banking business.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 15%, the second is Computers 13%, the third Oil & Gas 8%, the fourth Retail 8%, and the fifth Insurance 7%.]

Not all of our financial holdings fared so well, however. Property and casualty insurer American International Group (AIG) fell sharply early in the period, but then erased much of its decline in the final three months. We continued to like AIG's experienced management team, improved pricing power and increasing market share, especially in Asia. Government-sponsored mortgage entities Freddie Mac and Fannie Mae also ran into trouble, as the former announced in January that it would significantly restate its financial results for 2000 through 2002. The restatement could add as much as $4.5 billion to recent after- tax earnings while lowering future earnings. We are monitoring this situation closely, but deferred action pending a better understanding of its long-term implications.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 6-30-03." The chart is divided into one section (from top to left): Common stocks 100%. ]

[Table at top of page entitled "SCORECARD."The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Amgen followed by an up arrow with the phrase "Robust demand for anemia drug, cost cutting." The second listing is SBC Communications followed by a down arrow with the phrase "Deterioration of market for local phone service." The third listing is Freddie Mac followed by a down arrow with the phrase "Accounting woes."]

The Fund's largest detractor was SBC Communications, one of the regional Bell companies. SBC's first-quarter results reflected continued erosion of its market for local phone service, although there was solid growth in the company's DSL and long-distance operations. We underweighted SBC compared with the benchmark.

LOOKING AHEAD

With the end of the Iraqi conflict, investors will be scrutinizing economic and corporate earnings data more closely. Given the sizeable rally under our belts, it is now important for companies to follow through with meaningful earnings growth that reflects genuine increases in end-user demand rather than just cost cutting. We will be looking for opportunities in companies and industries that can benefit from cyclical recoveries, as well as those -- like the natural gas industry -- that are driven by favorable supply and demand considerations.

"We will be looking for
 opportunities in
 companies and industries
 that can benefit from
 cyclical recoveries..."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
June 30, 2003

The index used for
comparison is the
Standard & Poor's
500 Index, an
unmanaged index
that includes 500
widely traded
common stocks.

It is not possible to
invest directly in
an index.

                              Class A      Class B      Class C      Class I 1      Index
Inception date                6-10-91       9-7-95       5-1-98       3-1-02           --

Average annual returns with maximum sales charge (POP)
One year                       -11.14%      -11.77%       -9.02%       -6.00%        0.25%
Five years                      -4.61%       -4.66%       -4.50%          --        -1.61%
Ten years                        7.77%          --           --           --        10.04%
Since inception                    --         6.11%       -4.10%      -11.39%          --

Cumulative total returns with maximum sales charge (POP)
Six months                       2.27%        2.21%        5.14%        7.90%       11.75%
One year                       -11.14%      -11.77%       -9.02%       -6.00%        0.25%
Five years                     -21.04%      -21.22%      -20.55%          --        -7.79%
Ten years                      111.25%          --           --           --       160.37%
Since inception                    --        58.90%      -19.44%      -14.88%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for one year or less are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $26,037 as of June 30, 2003. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Core Equity Fund, before sales charge, and is equal to $22,232 as of June 30, 2003. The third line represents the same hypothetical $10,000 investment made in the John Hancock Core Equity Fund, after sales charge, and is equal to $21,125 as of June 30, 2003.

                                    Class B 1    Class C 1    Class I 2
Period beginning                     9-7-95       5-1-98       3-1-02
Without sales charge                $15,890       $8,137       $8,512
With maximum sales charge                --       $8,056           --
Index                               $19,364       $9,351       $8,809

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES    ISSUER                                                                                                VALUE
COMMON STOCKS 99.92%                                                                                     $448,004,925
(Cost $394,777,739)

Aerospace 1.96%                                                                                             8,809,725
100,000   Boeing Co. (The)                                                                                  3,432,000
 18,000   General Dynamics Corp.                                                                            1,305,000
 57,500   United Technologies Corp.                                                                         4,072,725

Automobiles/Trucks 1.25%                                                                                    5,598,700
250,000   Ford Motor Co.+                                                                                   2,747,500
 79,200   General Motors Corp.+                                                                             2,851,200

Banks -- United States 6.18%                                                                               27,708,772
100,000   Bank of America Corp.                                                                             7,903,000
 50,000   Charter One Financial, Inc.                                                                       1,559,000
120,000   FleetBoston Financial Corp.                                                                       3,565,200
110,000   J.P. Morgan Chase & Co.                                                                           3,759,800
 35,000   M&T Bank Corp.                                                                                    2,947,700
 48,200   Wachovia Corp.                                                                                    1,926,072
120,000   Wells Fargo & Co.                                                                                 6,048,000

Beverages 1.74%                                                                                             7,809,900
 70,000   Anheuser-Busch Cos., Inc.                                                                         3,573,500
 95,200   PepsiCo, Inc.                                                                                     4,236,400

Broker Services 2.19%                                                                                       9,837,300
110,000   Merrill Lynch & Co., Inc.                                                                         5,134,800
110,000   Morgan Stanley                                                                                    4,702,500

Chemicals 0.94%                                                                                             4,231,040
 70,400   Praxair, Inc.                                                                                     4,231,040

Computers 13.11%                                                                                           58,763,604
145,000   Accenture Ltd. (Class A) (Bermuda)                                                                2,623,050
200,000   BMC Software, Inc.*                                                                               3,266,000
250,400   Cisco Systems, Inc.*+                                                                             4,179,176
100,000   Computer Sciences Corp.*+                                                                         3,812,000
 86,800   Dell Computer Corp.*                                                                              2,774,128
330,000   EMC Corp.*                                                                                        3,455,100
125,000   Hewlett-Packard Co.                                                                               2,662,500
 85,800   International Business Machines Corp.+                                                            7,078,500
 35,000   Lexmark International, Inc.*+                                                                     2,476,950
660,000   Microsoft Corp.                                                                                  16,902,600
400,000   Oracle Corp.*+                                                                                    4,808,000
600,000   Sun Microsystems, Inc.*+                                                                          2,760,000
 60,000   Yahoo! Inc.*+                                                                                     1,965,600

Consumer Products -- Misc. 0.74%                                                                            3,318,250
 55,000   Clorox Co. (The)                                                                                  2,345,750
 50,000   Dial Corp. (The)                                                                                    972,500

Cosmetics & Personal Care 2.57%                                                                            11,530,800
110,000   Gillette Co. (The)                                                                                3,504,600
 90,000   Procter & Gamble Co. (The)                                                                        8,026,200

Diversified Operations 4.41%                                                                               19,758,870
 45,000   Eaton Corp.                                                                                       3,537,450
354,200   General Electric Co.                                                                             10,158,456
120,000   Honeywell International, Inc.                                                                     3,222,000
 43,400   ITT Industries, Inc.                                                                              2,840,964

Electronics 5.23%                                                                                          23,462,271
267,500   Applied Materials, Inc.*+                                                                         4,242,550
348,100   Intel Corp.+                                                                                      7,234,911
 55,000   Linear Technology Corp.                                                                           1,771,550
 60,000   Novellus Systems, Inc.*+                                                                          2,197,260
100,000   Rockwell Automation, Inc.                                                                         2,384,000
320,000   Texas Instruments, Inc.                                                                           5,632,000

Finance 4.09%                                                                                              18,327,340
 60,000   American Express Co.                                                                              2,508,600
322,700   Citigroup, Inc.                                                                                  13,811,560
 48,600   Washington Mutual, Inc.                                                                           2,007,180

Food 0.79%                                                                                                  3,519,560
 43,000   Corn Products International, Inc.                                                                 1,291,290
 47,000   General Mills, Inc.                                                                               2,228,270

Insurance 7.11%                                                                                            31,884,976
 70,000   AFLAC, Inc.                                                                                       2,152,500
120,000   American International Group, Inc.                                                                6,621,600
 50,000   Chubb Corp. (The)                                                                                 3,000,000
149,100   Hartford Financial Services Group, Inc. (The)                                                     7,508,676
150,000   MetLife, Inc.                                                                                     4,248,000
 80,000   PMI Group, Inc. (The)                                                                             2,147,200
130,000   Prudential Financial, Inc.*+                                                                      4,374,500
 50,000   Radian Group, Inc.                                                                                1,832,500

Manufacturing 0.76%                                                                                         3,402,500
 50,000   Danaher Corp.                                                                                     3,402,500

Media 5.20%                                                                                                23,324,049
184,200   AOL Time Warner, Inc.*                                                                            2,963,778
 75,400   Clear Channel Communications, Inc.*                                                               3,196,206
250,640   Comcast Corp. (Class A)*                                                                          7,564,315
265,000   Disney (Walt) Co. (The)+                                                                          5,233,750
100,000   Viacom, Inc. (Class B)*+                                                                          4,366,000

Medical 14.94%                                                                                             66,977,435
143,000   Amgen, Inc.*                                                                                      9,500,920
 44,000   Anthem, Inc.*+                                                                                    3,394,600
 50,000   DaVita, Inc.*+                                                                                    1,339,000
 50,000   Genzyme Corp.*+                                                                                   2,090,000
150,000   Johnson & Johnson                                                                                 7,755,000
 50,000   Medtronic, Inc.                                                                                   2,398,500
125,000   Merck & Co., Inc.                                                                                 7,568,750
524,200   Pfizer, Inc.                                                                                     17,901,430
 46,300   St. Jude Medical, Inc.*                                                                           2,662,250
 44,000   UnitedHealth Group, Inc.                                                                          2,211,000
 36,500   Watson Pharmaceutical, Inc.*                                                                      1,473,505
 20,000   Wellpoint Health Networks, Inc.*                                                                  1,686,000
153,600   Wyeth                                                                                             6,996,480

Mortgage Banking 2.42%                                                                                     10,832,941
119,000   Fannie Mae                                                                                        8,025,360
 55,300   Freddie Mac                                                                                       2,807,581

Oil & Gas 7.93%                                                                                            35,550,719
 42,000   Apache Corp.+                                                                                     2,732,520
 80,000   BP Plc, American Depositary Receipt (United Kingdom)                                              3,361,600
 49,700   Burlington Resources, Inc.                                                                        2,687,279
 40,000   ChevronTexaco Corp.                                                                               2,888,000
 33,400   ConocoPhillips                                                                                    1,830,320
 37,000   Cooper Cameron Corp.*                                                                             1,864,060
 38,100   Devon Energy Corp.+                                                                               2,034,540
290,000   Exxon Mobil Corp.                                                                                10,413,900
120,000   Halliburton Co.                                                                                   2,760,000
 50,000   Murphy Oil Corp.                                                                                  2,630,000
 70,000   Occidental Petroleum Corp.                                                                        2,348,500

Paper & Paper Products 1.25%                                                                                5,612,038
120,600   International Paper Co.                                                                           4,309,038
100,000   Smurfit-Stone Container Corp.*                                                                    1,303,000

Retail 7.74%                                                                                               34,679,458
100,000   Bed Bath & Beyond, Inc.*                                                                          3,881,000
 60,000   CDW Corp.*+                                                                                       2,748,000

200,000   Home Depot, Inc. (The)                                                                            6,624,000
 25,000   Kohl's Corp.*+                                                                                    1,284,500
100,000   Lowe's Cos., Inc.                                                                                 4,295,000
140,000   Staples, Inc.*                                                                                    2,569,000
247,400   Wal-Mart Stores, Inc.                                                                            13,277,958

Shoes & Related Apparel 0.80%                                                                               3,583,830
 67,000   Nike, Inc. (Class B)                                                                              3,583,830

Telecommunications 2.52%                                                                                   11,319,870
 55,000   CenturyTel, Inc.                                                                                  1,916,750
 83,000   SBC Communications, Inc.                                                                          2,120,650
184,600   Verizon Communications, Inc.                                                                      7,282,470

Tobacco 1.47%                                                                                               6,602,432
145,300   Altria Group, Inc.                                                                                6,602,432

Transportation 1.13%                                                                                        5,073,885
 28,500   FedEx Corp.                                                                                       1,767,855
 51,900   United Parcel Service, Inc. (Class B)+                                                            3,306,030

Utilities 1.45%                                                                                             6,484,660
 57,000   Entergy Corp.+                                                                                    3,008,460
 52,000   FPL Group, Inc.                                                                                   3,476,200

                                                                      INTEREST              PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                        RATE          (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 14.62%                                                                             $65,536,253
(Cost $65,536,253)

Joint Repurchase Agreement 0.21%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
06-30-03, due 07-01-03 (Secured by U.S.
Treasury Bonds, 5.250% thru 7.875%
due 02-15-21 thru 11-15-28)                                              1.100%                  $935         935,000

                                                                                               SHARES
Cash Equivalents 14.41%
AIM Cash Investment Trust**                                                                64,601,253      64,601,253

TOTAL INVESTMENTS 114.54%                                                                                $513,541,178

OTHER ASSETS AND LIABILITIES, NET (14.54%)                                                               ($65,200,709)

TOTAL NET ASSETS 100.00%                                                                                 $448,340,469

  + All or a portion of this security is on loan on June 30, 2003.

  * Non-income-producing security.

 ** Represents investment of security lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

June 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $460,313,992)
  including $63,245,719 of securities loaned                     $513,541,178
Cash                                                                      241
Receivable for shares sold                                             25,090
Dividends and interest receivable                                     374,261
Other assets                                                           28,262

Total assets                                                      513,969,032

LIABILITIES
Payable for shares repurchased                                        261,922
Payable for securities on loan                                     64,601,253
Payable to affiliates
 Management fee                                                       291,647
 Distribution and service fee                                          43,903
 Other                                                                249,350
Other payables and accrued expenses                                   180,488

Total liabilities                                                  65,628,563

NET ASSETS
Capital paid-in                                                   611,002,806
Accumulated net realized loss on investments                     (214,633,311)
Net unrealized appreciation of investments                         53,227,186
Accumulated net investment loss                                    (1,256,212)

Net assets                                                       $448,340,469

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($182,716,630 [DIV] 8,269,191 shares)                          $22.10
Class B ($241,615,077 [DIV] 11,438,684 shares)                         $21.12
Class C ($22,257,348 [DIV] 1,054,125 shares)                           $21.11
Class I ($1,751,414 [DIV] 78,674 shares)                               $22.26

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($22.10 [DIV] 95%)                                           $23.26
Class C ($21.11 [DIV] 99%)                                             $21.32

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
June 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $6,667)             $3,316,540
Interest (including securities lending income of $41,628)              71,662

Total investment income                                             3,388,202

EXPENSES
Investment management fee                                           1,644,852
Class A distribution and service fee                                  266,150
Class B distribution and service fee                                1,188,370
Class C distribution and service fee                                  109,316
Class A, B, and C transfer agent fee                                1,169,471
Class I transfer agent fee                                              2,593
Registration and filing fee                                            59,273
Accounting and legal services fee                                      56,699
Printing                                                               38,962
Custodian fee                                                          36,742
Trustees' fee                                                          23,758
Auditing fee                                                           14,620
Miscellaneous                                                          13,810
Legal fee                                                               6,360
Interest expense                                                          839

Total expenses                                                      4,631,815

Net investment loss                                                (1,243,613)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                  (21,481,701)
Change in net unrealized appreciation (depreciation)
  of investments                                                   53,434,352

Net realized and unrealized gain                                   31,952,651

Increase in net assets from operations                            $30,709,038

1 Semiannual period from 1-1-03 through 6-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders
and any increase
or decrease in
money share-
holders invested
in the Fund.
                                                         YEAR        PERIOD
                                                        ENDED         ENDED
                                                     12-31-02       6-30-03 1
INCREASE (DECREASE) IN NET ASSETS
>From operations

Net investment loss                               ($2,975,661)  ($1,243,613)

Net realized loss                                 (51,455,501)  (21,481,701)
Change in net unrealized
  appreciation (depreciation)                    (100,194,528)   53,434,352

Increase (decrease) in net assets
  resulting from operations                      (154,625,690)   30,709,038
>From Fund share transactions                      (46,100,774)  (44,407,000)

NET ASSETS
Beginning of period                               662,764,895   462,038,431

End of period 2                                  $462,038,431  $448,340,469

1 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

2 Includes accumulated net investment loss of $12,599 and $1,256,212, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          12-31-98    12-31-99    12-31-00    12-31-01    12-31-02     6-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $23.93      $30.14      $33.21      $29.87      $26.61      $20.53
Net investment income (loss) 2                            0.05       (0.02)      (0.06)      (0.03)      (0.02)      (0.02)
Net realized and unrealized
  gain (loss) on investments                              6.81        3.72       (2.49)      (3.22)      (6.06)       1.59
Total from
  investment operations                                   6.86        3.70       (2.55)      (3.25)      (6.08)       1.57
Less distributions
>From net realized gain                                   (0.65)      (0.63)      (0.42)      (0.01)         --          --
In excess of net realized gain                              --          --       (0.37)         --          --          --
                                                         (0.65)      (0.63)      (0.79)      (0.01)         --          --
Net asset value,
  end of period                                         $30.14      $33.21      $29.87      $26.61      $20.53      $22.10
Total return 3 (%)                                       28.84       12.37       (7.75)     (10.87)     (22.85)       7.65 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $201        $394        $373        $255        $184        $183
Ratio of expenses
  to average net assets (%)                               1.39        1.37        1.41        1.47        1.60        1.70 5
Ratio of net investment income (loss)
  to average net assets (%)                               0.17       (0.06)      (0.19)      (0.12)      (0.10)      (0.15) 5
Portfolio turnover (%)                                      50          98          82          76          64 6        37

See notes to
financial statements.


FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-98    12-31-99    12-31-00    12-31-01    12-31-02     6-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $23.80      $29.75      $32.54      $29.06      $25.71      $19.70
Net investment loss 2                                    (0.14)      (0.24)      (0.27)      (0.22)      (0.18)      (0.08)
Net realized and unrealized
  gain (loss) on investments                              6.74        3.66       (2.42)      (3.12)      (5.83)       1.50
Total from
  investment operations                                   6.60        3.42       (2.69)      (3.34)      (6.01)       1.42
Less distributions
>From net realized gain                                   (0.65)      (0.63)      (0.42)      (0.01)         --          --
In excess of net realized gain                              --          --       (0.37)         --          --          --
                                                         (0.65)      (0.63)      (0.79)      (0.01)         --          --
Net asset value,
  end of period                                         $29.75      $32.54      $29.06      $25.71      $19.70      $21.12
Total return 3 (%)                                       27.90       11.59       (8.35)     (11.49)     (23.38)       7.21 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $347        $664        $499        $377        $253        $242
Ratio of expenses
  to average net assets (%)                               2.09        2.07        2.07        2.17        2.30        2.40 5
Ratio of net investment loss
  to average net assets (%)                              (0.53)      (0.77)      (0.86)      (0.82)      (0.80)      (0.85) 5
Portfolio turnover (%)                                      50          98          82          76          64 6        37

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          12-31-98 7  12-31-99    12-31-00    12-31-01    12-31-02     6-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $27.81      $29.75      $32.54      $29.05      $25.70      $19.69
Net investment loss 2                                    (0.09)      (0.25)      (0.28)      (0.22)      (0.18)      (0.08)
Net realized and unrealized
  gain (loss) on investments                              2.68        3.67       (2.42)      (3.12)      (5.83)       1.50
Total from
  investment operations                                   2.59        3.42       (2.70)      (3.34)      (6.01)       1.42
Less distributions
>From net realized gain                                   (0.65)      (0.63)      (0.42)      (0.01)         --          --
In excess of net realized gain                              --          --       (0.37)         --          --          --
                                                         (0.65)      (0.63)      (0.79)      (0.01)         --          --
Net asset value,
  end of period                                         $29.75      $32.54      $29.05      $25.70      $19.69      $21.11
Total return 3 (%)                                        9.46 4     11.59       (8.38)     (11.49)     (23.39)       7.21 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $7         $30         $32         $30         $23         $22
Ratio of expenses
  to average net assets (%)                               2.12 5      2.08        2.11        2.17        2.30        2.40 5
Ratio of net investment loss
  to average net assets (%)                             (0.53) 5     (0.80)      (0.89)      (0.82)      (0.80)      (0.86) 5
Portfolio turnover (%)                                      50          98          82          76          64 6        37

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          12-31-02 7   6-30-03 1
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $26.15      $20.63
Net investment income 2                                   0.06        0.04
Net realized and unrealized
  gain (loss) on investments                             (5.58)       1.59
Total from
  investment operations                                  (5.52)       1.63
Net asset value,
  end of period                                         $20.63      $22.26
Total return 3 (%)                                      (21.11) 4     7.90 4

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2          $2
Ratio of expenses
  to average net assets (%)                               1.26 5      1.18 5
Ratio of net investment income
  to average net assets (%)                               0.33 5      0.37 5
Portfolio turnover (%)                                      64 6        37

1 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Annualized.

6 Excludes merger activity.

7 Class C and Class I shares began operations on 5-1-98 and 3-1-02, respectively.

See notes to
financial statements.



NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Core Equity Fund (the "Fund") is a diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek above-average total return, consisting of capital appreciation plus current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribu-tion and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2003, the Fund loaned securities having a market value of $63,245,719 collateralized by cash in the amount of $64,601,253. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $179,595,903 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2007 -- $86,884, December 31, 2008 -- $26,140,645, December 31, 2009 -- $103,241,962 and December 31, 2010 --
$50,126,412. Availability of a certain amount of these loss carryforwards which were acquired on June 7, 2002 in a merger with John Hancock Core Growth Fund and John Hancock Core Value Fund, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accep ted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000. The Adviser has a subadvisory agreement with Independence Investment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). JHLICo is the Adviser's indirect parent. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2003, JH Funds received net up-front sales charges of $141,166 with regard to sales of Class A shares. Of this amount, $13,388 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $88,237 was paid as sales commissions to unrelated broker-dealers and $39,541 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. JHLICo, is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2003, JH Funds received net up-front sales charges of $11,616 with regard to sales of Class C shares. Of this amount, $9,586 was paid as sales commissions to unrelated broker-dealers and $2,030 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are re deemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are re deemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2003, CDSCs received by JH Funds amounted to $321,351 for Class B shares and $1,256 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. Until June 1, 2003, for Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value plus certain out-of-pocket expenses attributable to Class I shares. Effective June 1, 2003, for Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of the Class I average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of the Fund shares sold, issued in reorganization and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 12-31-02            YEAR ENDED 6-30-03 1
                              SHARES          AMOUNT        SHARES          AMOUNT
CLASS A SHARES
Sold                       1,859,547     $43,895,329       715,486     $14,834,324
Issued in reorganization   1,241,263      30,389,969            --              --
Repurchased               (3,708,274)    (85,692,371)   (1,428,787)    (29,558,061)
Net decrease                (607,464)   ($11,407,073)     (713,301)   ($14,723,737)

CLASS B SHARES
Sold                       1,852,055     $42,584,929       594,335     $11,858,863
Issued in reorganization   1,479,761      34,894,693            --              --
Repurchased               (5,166,727)   (114,442,495)   (1,987,584)    (39,098,596)
Net decrease              (1,834,911)   ($36,962,873)   (1,393,249)   ($27,239,733)

CLASS C SHARES
Sold                         225,119      $5,172,656        94,848      $1,877,885
Issued in reorganization     195,783       4,614,904            --              --
Repurchased                 (429,152)     (9,505,901)     (218,529)     (4,272,698)
Net increase (decrease)       (8,250)       $281,659      (123,681)    ($2,394,813)

CLASS I SHARES 2
Sold                          93,307      $1,364,538        12,462        $258,360
Issued in reorganization      80,665       1,979,100            --              --
Repurchased                  (92,759)     (1,356,125)      (15,001)       (307,077)
Net increase (decrease)       81,213      $1,987,513        (2,539)       ($48,717)

NET DECREASE              (2,369,412)   ($46,100,774)   (2,232,770)   ($44,407,000)

1 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

2 Class I shares began operations on 3-1-02.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2003, aggregated $162,325,460 and $202,880,343, respectively.

The cost of investments owned on June 30, 2003, including short-term investments, for federal income tax purposes was $460,811,027. Gross unrealized appreciation and depreciation of investments aggregated $67,023,651 and $14,293,500, respectively, resulting in net unrealized appreciation of $52,730,151. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reorganization

On May 29, 2002, the shareholders of the John Hancock Core Growth Fund ("Core Growth Fund") and John Hancock Core Value Fund ("Core Value Fund") (collectively, the "Acquired Funds") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of Acquired Funds in exchange solely for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,241,263 Class A shares, 1,479,761 Class B shares, 195,783 Class C shares and 80,665 Class I shares of the Fund for the net assets of the Acquired Funds, which amounted to $30,389,969, $34,894,693, $4,614,904 and $1,979,100
for Class A, Class B, Class C and Class I shares, respectively, including $505,003 of unrealized appreciation, after the close of business on June 7, 2002.



FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                        www.jhfunds.com

By regular mail                        John Hancock Signature Services, Inc.
                                       1 John Hancock Way, Suite 1000
                                       Boston, MA 02217-1000

By express mail                        John Hancock Signature Services, Inc.
                                       Attn: Mutual Fund Image Operations
                                       529 Main Street
                                       Charlestown, MA 02129

Customer service representatives       1-800-225-5291

24-hour automated information          1-800-338-8080

TDD line                               1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                               1-800-225-5291

On the Fund's Web site                 www.jhfunds.com/proxy

On the SEC's Web site                  http://www.sec.gov



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

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This report is for the information of
the shareholders of the John Hancock
Core Equity Fund.

250SA        6/03
             8/03






John Hancock
U.S. Global
Leaders
Growth Fund

SEMI
ANNUAL
REPORT

6.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 10

For your information
page 25


Dear Fellow Shareholders,

The stock market made a strong recovery in the first half of 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. Most of the market's move up occurred in the second quarter, and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first six months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 21.51% through June, while the Dow Jones Industrial Average was up 9.02% and the Standard & Poor's 500 Index returned 11.75%. With falling interest rates, bonds also did well, continuing their upward trend for a fourth consecutive year. High-yield bonds led the pack, returning 18.49% in the first half as measured by the Lehman High Yield Index.

After the jarring stock-market losses of the last three years, it's a welcome relief for investors to be reminded that the market is indeed cyclical, and does move up -- not just down. And mutual fund investors will finally like what they see in their second-quarter statements: positive results. With the exception of bear funds, which bet on the market going down, every fund category tracked by Morningstar, Inc. and Lipper, Inc. posted double-digit gains in the quarter.

Whether this rally can be sustained depends in large part on whether the economy actually does rebound, and by how much, and how corporate earnings fare. It will also depend on how soon a lot of the investors still sitting on the sidelines decide to get back into the stock market.

No matter what happens next, the dramatic reversal in the stock market's fortunes, and other economic improvements could be signals that it's time for investors to review their portfolios with their investment professionals to make sure they are well-positioned to meet their long-term investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of June 30, 2003. They are subject to change at any time.


YOUR FUND
AT A GLANCE

The Fund seeks
long-term
growth of
capital by invest-
ing primarily
in the stocks
of what the
managers
consider "U.S.
Global Leaders."


Over the last six months

* Stocks rose sharply as improving earnings and an end to the war in Iraq boosted investor confidence.

* The Fund posted a solid gain but trailed the average large-cap growth fund.

* The Fund's retail and pharmaceutical stocks fared well, while financial stocks lagged.

[Bar chart with heading "John Hancock U.S. Global Leaders Growth Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2003." The chart is scaled in increments of 2% with 0% at the bottom and 10% at the top. The first bar represents the 8.34% total return for Class A. The second bar represents the 7.92% total return for Class B. The third bar represents the 7.92% total return for Class C. The fourth bar represents the 8.52% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 6.7%   Home Depot, Inc. (The)
 6.6%   Dell Computer Corp.
 6.5%   Pfizer, Inc.
 5.9%   American International Group, Inc.
 5.5%   Merck & Co., Inc.
 5.5%   Staples, Inc.
 4.8%   Johnson & Johnson
 4.7%   Wal-Mart Stores, Inc.
 4.6%   Starbucks Corp.
 4.5%   Gillette Co. (The)

As a percentage of net assets on June 30, 2003.



MANAGERS'
REPORT

BY WILLIAM L. BRAMAN FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
U.S. Global Leaders Growth Fund

Effective July 16, 2003, John Hancock Advisers LLC manages the Fund's portfolio, under the direction and supervision of chief investment officer Will Braman. The Fund was formerly sub-advised by Yeager, Wood & Marshall, whose services were terminated.

The U.S. stock market rose sharply in the first six months of 2003. Stocks began the year sluggishly, struggling with a bleak economic outlook and uncertainty surrounding the impending war with Iraq. However, a successful conclusion to the war and better-than-expected earnings eased some of the uncertainty and provided a boost to investor confidence. In addition, investors grew increasingly confident about the prospects for an economic recovery later in the year. As a result, the broad market, as measured by the Standard & Poor's 500 Index, returned 11.75% for the six months ended June 30, 2003.

"The U.S. stock market
 rose sharply in the first
 six months of 2003..."

The first-half rally exacerbated the market's topsy-turvy valuation structure. Stocks with the highest business risk and the least reliable earnings prospects continued to garner the highest price-earnings multiples, while lower-risk stocks with a history of sustainable earnings growth populated a lower valuation tier.

FUND PERFORMANCE

For the six months ended June 30, 2003, the John Hancock U.S. Global Leaders Growth Fund's Class A, Class B, Class C and Class I shares posted total returns of 8.34%, 7.92%, 7.92% and 8.52%, respectively, at net asset value. This performance trailed the 12.25% return of the average large-cap growth fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

The Fund's emphasis on companies with relatively low business risk and superior earnings growth -- an approach that has produced the Fund's excellent long-term performance record -- was the reason for its underperformance in the first half of 2003. As mentioned previously, higher-risk stocks that are not typically represented in the portfolio led the market's advance.

[Photo of Will Braman flush right next to first paragraph.]

RETAILERS AND PHARMACEUTICALS SHINE

Consumer spending remained one of the few bright spots in the economy during the period. As a result, the best performers in the portfolio were retailers, including Home Depot, Tiffany's and Starbucks. In particular, Home Depot rebounded from a difficult 2002, rising by nearly 40% after posting surprisingly strong earnings. Tiffany's and Starbucks also reported better-than-expected profit growth.

"...the best performers
 in the portfolio
 were retailers..."

Pharmaceutical stocks in the portfolio -- Pfizer, Merck and Abbott Laboratories -- also fared well. The only exception was Johnson & Johnson, which was one of the few stocks in the portfolio to decline during the period. Although J&J became the first company to gain FDA approval for its drug-coated stent, which helps prop open clogged arteries, the company was downgraded by several analysts.

FINANCIALS FALL BEHIND

The Fund's financial stocks lagged the overall market. In particular, American International Group posted a negative return after reporting disappointing profit growth and weak overseas sales. On the positive side, the large insurer is benefiting from rising premiums and the improving investment environment.

Automatic Data Processing (ADP), a major payroll and financial transaction processing company, also lost ground during the period. Job cuts reduced demand for ADP's payroll services, leading the company to warn of lower profits for 2003. However, the company is cutting costs and refocusing on its core businesses, and we expect stronger earnings growth in the future.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 21%, the second is Retail 21%, the third Cosmetics & personal care 9%, the fourth Finance 9% and the fifth Computers 7%.]

SELLING OUT

After adding two new stocks to the portfolio in the latter half of 2002, we sold two Fund holdings in the first six months of 2003, bringing the total number of stocks in the portfolio back down to 20.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 6-30-03." The chart is divided into two sections (from top to left): Common stocks 97% and Short-term investments & other 3%. ]

In February, we sold the Fund's remaining position in McDonald's. We had reduced our holdings in late 2002 after a series of disappointing results and the resignation of the company's CEO. In January, the world's largest fast-food chain reported its first-ever quarterly loss, and sales continued to weaken. We lost confidence in the company's ability to grow its earnings at a double-digit rate, so we eliminated the stock from the portfolio.

The other company we sold was Marriott International, the largest hotel operator in the country. Although we still believe Marriott is a well-run company, it has had difficulty sustaining its earnings growth in a poor environment for travel and tourism. We think a revival in the travel industry may be a long way off, so we are avoiding stocks like Marriott until we see a firm rebound, especially in business travel.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Dell Computer followed by an up arrow with the phrase "Successfully expanding into servers and memory storage." The second listing is Marsh & McLennan followed by an up arrow with the phrase "Stock market rally boosts asset management business." The third listing is Staples followed by a down arrow with the phrase "Accounting charge weighed on earnings."]

OUTLOOK

The investment environment has shown marked improvement so far in 2003, and we believe the elements that will trigger the next bull market advance for sustainable growth companies are falling into place.

"The investment environ-
 ment has shown marked
 improvement so far
 in 2003..."

The Federal Reserve cut short-term interest rates to their lowest levels in 45 years and aggressively provided the liquidity that will be needed for an economic recovery. The recently enacted fiscal stimulus package will put $260 billion into the pockets of consumers and businesses over the next 18 months. The geopolitical situation has stabilized considerably during the past few months, and oil prices are expected to continue trending lower.

On top of these favorable developments, the stocks in the portfolio -- dominant companies with proven, sustainable earnings growth -- remain as undervalued as they have been in 40 years. The key to realizing that value is a reversal of the topsy-turvy valuations that currently exist in the market.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
June 30, 2003

The index used for
comparison is the
Standard & Poor's
500 Index, an unman-
aged index that
includes 500 widely
traded common stocks.

It is not possible to
invest directly in
an index.

                      Class A 1    Class B      Class C      Class I 2       Index
Inception date        9-29-95      5-20-02      5-20-02      5-20-02           --
Average annual returns with maximum sales charge (POP)
One year                -7.59%       -8.32%       -5.41%       -2.50%        0.25%
Five years              -0.14%          --           --           --        -1.61%
Since inception         10.98%      -12.52%      -10.06%       -8.29%          --

Cumulative total returns with maximum sales charge (POP)
Six months               2.91%        2.92%        5.83%        8.52%       11.75%
One year                -7.59%       -8.32%       -5.41%       -2.50%        0.25%
Five years              -0.68%          --           --           --        -7.79%
Since inception        124.36%      -13.82%      -11.12%       -9.18%          --


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for one year or less are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 Effective May 17, 2002, shareholders of the former U.S. Global Leaders
  Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock U.S. Global Leaders Growth Fund, before sales charge, and is equal to $23,625 as of June 30, 2003. The second line represents the value of the same hypothetical investment made in the John Hancock U.S. Global Leaders Growth Fund, after sales charge, and is equal to $22,436 as of June 30, 2003. The third line represents the Index and is equal to $18,867 as of June 30, 2003.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    5-20-02      5-20-02      5-20-02
Without sales charge                 $8,977       $8,977       $9,082
With maximum sales charge            $8,618       $8,888           --
Index                                $9,103       $9,103       $9,103

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES      ISSUER                                                                                              VALUE
COMMON STOCKS 97.21%                                                                                     $586,313,712
(Cost $540,386,000)

Beverages 4.50%                                                                                            27,098,799
  583,900   Coca-Cola Co. (The) +                                                                          27,098,799

Business Services 3.00%                                                                                    18,071,082
  533,700   Automatic Data Processing, Inc. +                                                              18,071,082

Computers 6.60%                                                                                            39,802,984
1,245,400   Dell Computer Corp.*                                                                           39,802,984

Cosmetics & Personal Care 9.01%                                                                            54,347,851
  465,800   Colgate-Palmolive Co. +                                                                        26,993,110
  858,592   Gillette Co. (The) +                                                                           27,354,741

Finance 8.97%                                                                                              54,103,252
  525,600   Marsh & McLennan Cos., Inc.                                                                    26,842,392
  691,900   State Street Corp.                                                                             27,260,860

Food 3.46%                                                                                                 20,878,199
  371,300   Wrigley (Wm.) Jr. Co. +                                                                        20,878,199

Insurance 5.90%                                                                                            35,597,280
  645,112   American International Group, Inc.                                                             35,597,280

Medical 21.31%                                                                                            128,534,965
  618,000   Abbott Laboratories                                                                            27,043,680
  557,700   Johnson & Johnson                                                                              28,833,090
  549,400   Merck & Co., Inc.                                                                              33,266,170
1,153,500   Pfizer, Inc.                                                                                   39,392,025

Retail 20.91%                                                                                             126,133,906
1,211,700   Home Depot, Inc. (The)                                                                         40,131,504
1,793,125   Staples, Inc.*                                                                                 32,903,844
  749,770   Tiffany & Co.                                                                                  24,502,484
  532,813   Wal-Mart Stores, Inc. +                                                                        28,596,074

Retail Restaurants 4.57%                                                                                   27,595,298
1,125,420   Starbucks Corp.*+                                                                              27,595,298

Soap & Cleaning Preparations 4.47%                                                                         26,950,196
  302,200   Procter & Gamble Co. (The)                                                                     26,950,196

Transportation 4.51%                                                                                       27,199,900
  427,000   United Parcel Service, Inc. (Class B)+                                                         27,199,900

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE  (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 13.56%                                                                             $81,805,106
(Cost $81,805,106)

Joint Repurchase Agreement 2.91%
Investment in a joint repurchase agreement transaction with
UBS Warburg, Inc. -- Dated 06-30-03, due 07-01-03
(Secured by U.S. Treasury Bonds, 5.250% thru 7.875%
due 02-15-21 thru 11-15-28)                                                    1.100%          17,539      17,539,000
                                                                                               SHARES
Cash Equivalents 10.65%
AIM Cash Investment Trust**                                                                64,266,106      64,266,106

TOTAL INVESTMENTS 110.77%                                                                                $668,118,818

OTHER ASSETS AND LIABILITIES, NET (10.77%)                                                               ($64,935,559)

TOTAL NET ASSETS 100.00%                                                                                 $603,183,259

 + All or a portion of this security is on loan as of June 30, 2003.

 * Non-income-producing security.

** Represents investment of security lending collateral.

   The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

June 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $622,191,106)
  including $63,245,395 of securities loaned                     $668,118,818
Cash                                                                      244
Receivable for shares sold                                          4,802,527
Receivable from affiliates                                             32,511
Dividends and interest receivable                                     558,671
Other assets                                                            6,972

Total assets                                                      673,519,743

LIABILITIES
Payable for investments purchased                                   5,011,967
Payable for shares repurchased                                        562,286
Payable for securities on loan                                     64,266,106
Payable to affiliates
Management fee                                                        374,454
Distribution and service fee                                           44,616
Other                                                                  14,978
Other payables and accrued expenses                                    62,077

Total liabilities                                                  70,336,484

NET ASSETS
Capital paid-in                                                   573,544,253
Accumulated net realized loss on investments                      (15,669,110)
Net unrealized appreciation of investments                         45,927,712
Accumulated net investment loss                                      (619,596)

Net assets                                                       $603,183,259

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($359,129,997 [DIV] 15,369,353 shares)                         $23.37
Class B ($126,692,852 [DIV] 5,467,196 shares)                          $23.17
Class C ($109,928,389 [DIV] 4,743,694 shares)                          $23.17
Class I ($7,432,021 [DIV] 317,036 shares)                              $23.44

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($23.37 [DIV] 95%)                                           $24.60
Class C ($23.17 [DIV] 99%)                                             $23.40

 1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
June 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                          $2,836,144
Interest (including security lending income of $24,268)               129,131

Total investment income                                             2,965,275

EXPENSES
Investment management fee                                           1,700,046
Class A distribution and service fee                                  348,318
Class B distribution and service fee                                  472,015
Class C distribution and service fee                                  367,917
Class A, Class B and Class C transfer agent fee                       455,933
Class I transfer agent fee                                              2,628
Accounting and legal services fee                                      68,002
Registration and filing fee                                            59,238
Custodian fee                                                          47,249
Printing                                                               16,520
Auditing fee                                                           15,322
Trustees' fee                                                          14,771
Miscellaneous                                                          13,411
Legal fee                                                               3,501

Total expenses                                                      3,584,871

Net investment loss                                                  (619,596)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                   (6,940,249)
Change in net unrealized appreciation (depreciation)
  of investments                                                   47,396,006

Net realized and unrealized gain                                   40,455,757

Increase in net assets from operations                            $39,836,161

1 Semiannual period from 1-1-03 through 6-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders
and any increase
or decrease in
money share-
holders invested
in the Fund.
                                             YEAR        PERIOD        PERIOD
                                            ENDED         ENDED         ENDED
                                          6-30-02      12-31-02 1     6-30-03 2
INCREASE (DECREASE) IN NET ASSETS
>From operations

Net investment loss                     ($354,730)    ($146,153)    ($619,596)
Net realized loss                        (651,190)   (1,308,350)   (6,940,249)
Change in net unrealized
  appreciation
  (depreciation)                       (6,483,827)  (23,100,968)   47,396,006
Increase (decrease)
  in net assets
  resulting from
  operations                           (7,489,747)  (24,555,471)   39,836,161
>From Fund share
  transactions                         99,899,138   216,614,103   197,714,509

NET ASSETS
Beginning of period                    81,164,566   173,573,957   365,632,589

End of period 3                      $173,573,957  $365,632,589  $603,183,259

1 Effective 8-24-02, the fiscal year end changed from June 30 to December 31.

2 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

3 Includes accumulated net investment loss of none, none and $619,596, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                         6-30-98     6-30-99     6-30-00     6-30-01     6-30-02 11  2-31-02 2     6-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                 $16.29      $22.35      $25.65      $26.37      $24.98      $24.03      $21.57
Net investment income (loss) 4         (0.07)      (0.13)      (0.07)      (0.14)      (0.09)       0.01          -- 5
Net realized and unrealized
  gain (loss) on investments            6.13        3.43        0.79       (1.25)      (0.86)      (2.47)       1.80
Total from
  investment operations                 6.06        3.30        0.72       (1.39)      (0.95)      (2.46)       1.80
Net asset value,
  end of period                       $22.35      $25.65      $26.37      $24.98      $24.03      $21.57      $23.37
Total return 6 (%)                     37.20 7     14.77        2.81       (5.27)      (3.80) 7   (10.24) 7,8   8.34 8

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                          $89        $129         $87         $81        $150        $237        $359
Ratio of expenses to
  average net assets (%)                1.42        1.31        1.31        1.38        1.37        1.27 9      1.31 9
Ratio of adjusted expenses
  to average net assets10 (%)           1.43          --          --          --        1.40        1.36 9        --
Ratio of net investment
  income (loss) to average
  net assets (%)                       (0.66)      (0.66)      (0.23)      (0.54)      (0.36)       0.07 9        --
Portfolio turnover (%)                     4          14          25           3           3           1           4

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           6-30-02 11 12-31-02 2   6-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $25.81      $24.01      $21.47
Net investment loss 4                                    (0.02)      (0.07)      (0.08)
Net realized and unrealized
  gain (loss) on investments                             (1.78)      (2.47)       1.78
Total from
  investment operations                                  (1.80)      (2.54)       1.70
Net asset value,
  end of period                                         $24.01      $21.47      $23.17
Total return 6 (%)                                       (6.97) 7,8 (10.58) 7,8   7.92 8

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $12         $73        $127
Ratio of expenses
  to average net assets (%)                               2.13 9      2.02 9      2.06 9
Ratio of adjusted expenses
  to average net assets10 (%)                             2.39 9      2.11 9        --
Ratio of net investment loss
  to average net assets (%)                              (0.93) 9    (0.67) 9    (0.75) 9
Portfolio turnover (%)                                       3           1           4

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           6-30-02 11 12-31-02 2   6-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $25.81      $24.01      $21.47
Net investment loss 4                                    (0.02)      (0.07)      (0.08)
Net realized and unrealized
  gain (loss) on investments                             (1.78)      (2.47)       1.78
Total from
  investment operations                                  (1.80)      (2.54)       1.70
Net asset value,
  end of period                                         $24.01      $21.47      $23.17
Total return 6 (%)                                       (6.97) 7,8 (10.58) 7,8   7.92 8

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $6         $49        $110
Ratio of expenses
  to average net assets (%)                               2.12 9      2.02 9      2.06 9
Ratio of adjusted expenses
  to average net assets 10 (%)                            2.38 9      2.11 9        --
Ratio of net investment loss
  to average net assets (%)                              (0.96) 9    (0.67) 9    (0.76) 9
Portfolio turnover (%)                                       3           1           4

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                           6-30-02 11 12-31-02 2   6-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $25.81      $24.04      $21.60
Net investment income 4                                   0.01        0.02        0.04
Net realized and unrealized
  gain (loss) on investments                             (1.78)      (2.46)       1.80
Total from
  investment operations                                  (1.77)      (2.44)       1.84
Net asset value,
  end of period                                         $24.04      $21.60      $23.44
Total return 6 (%)                                       (6.86) 7,8 (10.15) 7,8   8.52 8

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $5          $6          $7
Ratio of expenses
  to average net assets (%)                               0.91 9      1.11 9      0.93 9
Ratio of adjusted expenses
  to average net assets10 (%)                             1.17 9      1.20 9        --
Ratio of net investment income
  to average net assets (%)                               0.21 9      0.22 9      0.39 9
Portfolio turnover (%)                                       3           1           4

 1 Effective May 17, 2002, shareholders of the former U.S. Global Leaders
   Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund.
   Additionally, the accounting and performance history of the former U.S.
   Global Leaders Growth Fund was redesignated as that of Class A of John
   Hancock U.S. Global Leaders Growth Fund.

 2 Effective 8-24-02, the fiscal year changed from June 30 to December 31.

 3 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Less than $0.01 per share.

 6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 8 Not annualized

 9 Annualized.

10 Does not take into consideration expense reductions during the period shown.

11 Class B, Class C and Class I shares began operations on 5-20-02.




NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock U.S. Global Leaders Growth Fund (the "Fund") is a non-diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended June 30, 2003.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2003, the Fund loaned securities having a market value of $63,245,395 collateralized by cash in the amount of $64,266,106. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,367,102 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2005 -- $524,262, December 31, 2006 -- $1,563,910 and December 31, 2007 --
$3,019,154, December 31, 2008 -- $1,608,586 and December 31, 2009 --
$651,190.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date. Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value. Until July 16, 2003, the Adviser had a subadvisory agreement with Yeager, Wood & Marshall, Inc. The Fund was not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding the distribution and service fees and transfer agent fees, to 0.86% of the Fund's average daily net assets, at least until May 17, 2004. There was no expense reduction for the period ended June 30, 2003. In addition, the Adviser has agreed to limit the Class A expenses to l.37% of the Class A average net assets, at least until May 17, 2004. There were no Class A-specific expense reductions during the period ended June 30, 2003. The Adviser reserves the right to terminate these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2003, JH Funds received net up-front sales charges of $1,213,701 with regard to sales of Class A shares. Of this amount, $172,369 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $982,042 was paid as sales commissions to unrelated broker-dealers and $59,290 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2003, JH Funds received net up-front sales charges of $550,462 with regard to sales of Class C shares. Of this amount, $546,759 was paid as sales commissions to unrelated broker-dealers and $3,703 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2003, CDSCs received by JH Funds amounted to $84,315 for Class B shares and $16,498 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses aggregated and allocated to each class on the basis of its relative net asset value. The Adviser has agreed to limit Class A, Class B and Class C transfer agent fees to 0.26% of each respective class average daily net assets, at least until May 17, 2004. There were no transfer agent fee reductions during the period ended June 30, 2003. The Adviser reserves the right to terminate this limitation in the future. Until June 1, 2003, for Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value plus certain out-of-pocket expenses attributable to Class I shares. Effective June 1, 2003, for Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of the Class I average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last three periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                       YEAR ENDED 6-30-02       PERIOD ENDED 12-31-02 1     PERIOD ENDED 6-30-03 1
                     SHARES        AMOUNT       SHARES         AMOUNT       SHARES        AMOUNT
CLASS A SHARES
Sold              3,836,080   $96,765,773    6,251,336   $138,556,043    6,127,661  $135,825,141
Repurchased        (838,126)  (21,263,282)  (1,498,175)   (32,737,959)  (1,758,411)  (38,128,585)
Net increase      2,997,954   $75,502,491    4,753,161   $105,818,084    4,369,250   $97,696,556

CLASS B SHARES 3
Sold                515,517   $12,762,174    3,117,591     68,866,199    2,480,235   $54,336,820
Repurchased          (3,430)      (82,734)    (222,399)    (4,825,482)    (420,318)   (8,997,865)
Net increase        512,087   $12,679,440    2,895,192    $64,040,717    2,059,917   $45,338,955

CLASS C SHARES 3
Sold                249,119    $6,148,614    2,127,930    $47,145,389    2,671,962   $58,619,380
Repurchased          (1,814)      (43,714)     (91,149)    (1,980,789)    (212,354)   (4,522,740)
Net increase        247,305    $6,104,900    2,036,781    $45,164,600    2,459,608   $54,096,640

CLASS I SHARES 3
Sold                217,447    $5,612,307       71,950     $1,602,282      111,825    $2,475,672
Repurchased              --            --         (533)       (11,580)     (83,653)   (1,893,314)
Net increase        217,447    $5,612,307       71,417     $1,590,702       28,172      $582,358

NET INCREASE      3,974,793   $99,899,138    9,756,551   $216,614,103    8,916,947  $197,714,509

1 Effective 8-24-02, the fiscal year end changed from June 30 to December 31.

2 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

3 Class B, Class C and Class I shares began operations on 5-20-02.



NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2003, aggregated $207,019,782 and $18,442,543, respectively.

The cost of investments owned on June 30, 2003, including short-term investments, for federal income tax purposes was $622,849,103. Gross unrealized appreciation and depreciation of investments aggregated $49,545,490 and $4,275,775, respectively, resulting in net unrealized appreciation of $45,269,715. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Acquisition

On May 20, 2002, the Fund acquired substantially all of the assets and liabilities of the former U.S. Global Leaders Growth Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 4,905,742 Class A shares of the Fund for the net assets of the former U.S. Global Leaders Growth Fund, which amounted to $128,l87,039, including $33,354,224 of unrealized appreciation of investments, after the close of business on May 17, 2002. Accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.



OUR FAMILY
OF FUNDS
------------------------------------------------------------------------------
Equity                                  Balanced Fund
                                        Classic Value Fund
                                        Core Equity Fund
                                        Focused Equity Fund
                                        Growth Trends Fund
                                        International Fund
                                        Large Cap Equity Fund
                                        Large Cap Growth Fund
                                        Large Cap Spectrum Fund
                                        Mid Cap Growth Fund
                                        Multi Cap Growth Fund
                                        Small Cap Equity Fund
                                        Small Cap Growth Fund
                                        Sovereign Investors Fund
                                        U.S. Global Leaders Growth Fund
------------------------------------------------------------------------------
Sector                                  Biotechnology Fund
                                        Financial Industries Fund
                                        Health Sciences Fund
                                        Real Estate Fund
                                        Regional Bank Fund
                                        Technology Fund
------------------------------------------------------------------------------
Income                                  Bond Fund
                                        Government Income Fund
                                        High Income Fund
                                        High Yield Bond Fund
                                        Investment Grade Bond Fund
                                        Strategic Income Fund
------------------------------------------------------------------------------
Tax-Free Income                         California Tax-Free Income Fund
                                        High Yield Municipal Bond Fund
                                        Massachusetts Tax-Free Income Fund
                                        New York Tax-Free Income Fund
                                        Tax-Free Bond Fund
------------------------------------------------------------------------------
Money Market                            Money Market Fund
                                        U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt

*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             http://www.sec.gov



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
U.S. Global Leaders Growth Fund.

260SA  6/03
       8/03






John Hancock
Classic
Value Fund

SEMI
ANNUAL
REPORT

6.30.03

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

For your information
page 25


Dear Fellow Shareholders,

The stock market made a strong recovery in the first half of 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. Most of the market's move up occurred in the second quarter, and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first six months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 21.51% through June, while the Dow Jones Industrial Average was up 9.02% and the Standard & Poor's 500 Index returned 11.75%. With falling interest rates, bonds also did well, continuing their upward trend for a fourth consecutive year. High-yield bonds led the pack, returning 18.49% in the first half as measured by the Lehman High Yield Index.

After the jarring stock-market losses of the last three years, it's a welcome relief for investors to be reminded that the market is indeed cyclical, and does move up -- not just down. And mutual fund investors will finally like what they see in their second-quarter statements: positive results. With the exception of bear funds, which bet on the market going down, every fund category tracked by Morningstar, Inc. and Lipper, Inc. posted double-digit gains in the quarter.

Whether this rally can be sustained depends in large part on whether the economy actually does rebound, and by how much, and how corporate earnings fare. It will also depend on how soon a lot of the investors still sitting on the sidelines decide to get back into the stock market.

No matter what happens next, the dramatic reversal in the stock market's fortunes, and other economic improvements could be signals that it's time for investors to review their portfolios with their investment professionals to make sure they are well-positioned to meet their long-term investment objectives.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of June 30, 2003. They are subject to change at any time.


YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing at least
80% of its assets in
domestic equity
securities that the
subadviser
believes are cur-
rently undervalued
relative to the
market, based on
estimated future
earnings and
cash flow.

Over the last six months

* Stocks posted strong gains as investors grew more confident about a potential economic recovery.

* The Fund recorded a double-digit gain and outperformed the broader market.

* The Fund benefited from the outperformance of its technology, consumer and financial stocks.

[Bar chart with heading "John Hancock Classic Value Fund." Under the heading is a note that reads "Fund performance for the six months ended June 30, 2003." The chart is scaled in increments of 5% with 0% at the bottom and 15% at the top. The first bar represents the 13.74% total return for Class A. The second bar represents the 13.42% total return for Class B. The third bar represents the 13.42% total return for Class
C. The fourth bar represents the 13.99% total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top 10 holdings

 5.1%   Boeing Co. (The)
 4.6%   CIT Group, Inc.
 4.0%   Freddie Mac
 3.8%   Hewlett-Packard Co.
 3.4%   Computer Associates International, Inc.
 3.2%   Aon Corp.
 3.2%   Loew's Corp.
 3.2%   Johnson Controls, Inc.
 3.1%   Allstate Corp. (The)
 3.1%   Whirlpool Corp.

As a percentage of net assets on June 30, 2003.



MANAGERS'
REPORT

BY RICHARD S. PZENA FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Classic Value Fund

The past six months can be divided into two distinct periods. For most of the first quarter of 2003, stocks drifted lower as fear and anxiety -- about the impending war with Iraq, an uncertain economic outlook, terrorism and corporate profit growth -- gripped the market. By the second quarter, however, many of these issues had been resolved. The conflict in Iraq came to a favorable conclusion, consumer spending remained strong, the prospects for economic recovery improved, and earnings results proved to be better than expected. As a result, stocks rose sharply, producing their best quarterly returns in nearly five years and solid results for the first half.

FUND PERFORMANCE

For the six months ended June 30, 2003, John Hancock Classic Value Fund's Class A, Class B, Class C and Class I shares posted a total return of 13.74%, 13.42%, 13.42% and 13.99%, respectively, at net asset value. This performance surpassed the 11.75% return of the Standard & Poor's 500 Index and the 11.57% return of the Russell 1000 Value Index. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

"...stocks rose sharply,
 producing their best
 quarterly returns in
 nearly five years, and
 solid results for the
 first half."

FUND STRATEGY

While pleased with the short-term results, we are focused on the long-run. We select our investments from a universe of the 500 largest U.S. stocks and focus on the most undervalued segments, generally seeking companies that display four characteristics: (1) a low price relative to normal earnings; (2) current earnings that are below normal;
(3) a credible plan to restore normal earnings; and (4) a solid business with a sustainable competitive advantage.

[Photo of Richard Pzena flush right next to first paragraph.]

TECHNOLOGY LEADS THE WAY

Technology stocks were the best performers in the stock market during the first half of 2003, and the top contributor to Fund performance was Computer Associates (CA), which was the largest holding in the portfolio at the beginning of the year. As we mentioned in our report six months ago, the company suffered sizable losses in early 2002 after investors questioned its accounting practices. However, as fear dissipated and CA's cash generation became apparent, the stock rose dramatically. Although our discipline led us to trim our position somewhat, we still like CA's prospects going forward, and it remains a significant portfolio holding.

"Consumer stocks contin
 ued to post strong returns
 thanks to the resiliency of
 consumer spending."

The remaining technology stocks in the portfolio -- Hewlett-Packard and Electronic Data Systems (EDS) -- also fared well. Hewlett-Packard improved its earnings through cost reductions stemming from its merger with Compaq, while EDS rose after replacing its CEO and refocusing on its core business.

CONSUMER AND FINANCIAL STOCKS GAIN GROUND

Consumer stocks continued to post strong returns thanks to the resiliency of consumer spending. One of the Fund's best performers for the six months was Cendant, a conglomerate that owns several travel-oriented businesses, including hotel franchises, vacation timeshares and rental cars. Cendant shares lost half their value in 2002 as the travel industry deteriorated, giving us an opportunity to buy the stock at depressed prices. In 2003, growing confidence in a potential economic recovery led investors to begin anticipating a rebound in business travel. As a result, Cendant's share price surged, rising 70% in the first half of the year.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Diversified operations 12%, the second is Finance 12%, the third Insurance 9%, the fourth Computers 9%, and the fifth Oil & gas 7%.]

Financial services stocks continue to make up about a third of the portfolio, and the Fund's holdings posted solid returns. An example is CIT Group, a diversified commercial finance company. CIT was a deeply depressed stock trading below book value when we added it to the portfolio last year as investors became concerned with its commercial aircraft lease portfolio. We believe the company is well positioned to benefit from an economic recovery, and the recent investor optimism on that front provided a nice lift to the stock's share price.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 6-30-03." The chart is divided into two sections (from top to left): Common stocks 97% and Short-term investments & other 3%. ]

SOME DISAPPOINTMENTS

The biggest negative contributor to Fund performance for the period was Tenet Healthcare, which operates a leading for-profit hospital system. Tenet had been aggressively charging Medicare and insurance companies for medical services, and the insurers recently began to put pressure on the company to reduce those charges. Accordingly, Tenet -- which was already under investigation for its Medicare billing practices -- was forced to scale back its earnings expectations, and investors reacted by punishing the stock price. Although recent developments have led us to lower our estimate for Tenet's long-term value, we still view the current share price as undervalued and continue to hold the stock.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Computer Associates followed by an up arrow with the phrase "Consistent cash flows and a core business franchise." The second listing is Cendant Corp. followed by an up arrow with the phrase "Strong real estate performance and an improving picture for travel." The third listing is Tenet Healthcare followed by a down arrow with the phrase "Lower billing rates pressure earnings."]

UnumProvident, a disability insurer, declined sharply in March when it became clear that the company would need to raise additional capital to cover unrealized losses in its fixed-income portfolio. The stock stabilized and recovered somewhat in May after UnumProvident successfully raised the necessary capital, and we sold our stake.

"We believe the environment
 remains positive for the
 value investor."

OUTLOOK

We believe the environment remains positive for the value investor. Despite the recent run-up in the stock market, valuations in our classic value investment universe remain attractive, and we believe stocks are an appealing alternative to the low yields offered by bonds and cash. The portfolio is positioned to take advantage of an eventual upturn in business spending, which has been in the doldrums for three years. Stocks that we believe could benefit from an upturn in business spending -- including Boeing (aircraft), CIT Group (commercial finance) and Hewlett-Packard (technology) -- are some of our largest positions and are among the most attractively valued stocks in the portfolio.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.


A LOOK AT
PERFORMANCE

For the period ended
June 30, 2003

Two indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Also shown on page 7
is the Russell 1000
Value Index, Index 2,
an unmanaged index
that measures the per-
formance of those
Russell 1000 compa-
nies with lower
price-to-book ratios
and lower forecasted
growth values.

It is not possible
to invest directly in
an index.

                              Class A 1    Class B      Class C      Class I 2      Index 1
Inception date                6-24-96     11-11-02     11-11-02     11-11-02           --
Average annual returns with maximum sales charge (POP)
One year                         0.81%          --           --           --         0.25%
Five years                       6.49%          --           --           --        -1.61%
Since inception                 10.59%          --           --           --           --

Cumulative total returns with maximum sales charge (POP)
Six months                       8.07%        8.42%       11.31%       13.99%       11.75%
One year                         0.81%          --           --           --         0.25%
Five years                      36.95%          --           --           --        -7.79%
Since inception                102.62%       15.98%       18.81%       21.83%       62.12%


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 Effective November 8, 2002, shareholders of the former Pzena Focused
  Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks chosen from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.


GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the two indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are four lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Classic Value Fund, before sales charge, and is equal to $21,336 as of June 30, 2003. The second line represents the value of the same hypothetical investment made in the John Hancock Classic Value Fund, after sales charge, and is equal to $20,262 as of June 30, 2003. The third line represents Index 2 and is equal to $18,083 as of June 30, 2003. The fourth line represents Index 1 and is equal to $16,212 as of June 30, 2003.

                                    Class B      Class C      Class I 1
Period beginning                   11-11-02     11-11-02     11-11-02
Without sales charge                $12,098      $12,098      $12,183
With maximum sales charge           $11,598      $11,880           --
Index 1                             $11,254      $11,254      $11,254
Index 2                             $11,499      $11,499      $11,499

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of June 30, 2003. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2003
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES    ISSUER                                                                                                VALUE
COMMON STOCKS 96.77%                                                                                      $76,354,249
(Cost $68,452,092)

Aerospace/Defense 5.10%                                                                                     4,019,730
117,125   Boeing Co. (The)                                                                                  4,019,730

Agricultural Operations 2.88%                                                                               2,275,446
105,150   Monsanto Co.                                                                                      2,275,446

Banks -- United States 4.81%                                                                                3,796,833
 33,075   Comerica, Inc.                                                                                    1,537,987
 38,525   FleetBoston Financial Corp.                                                                       1,144,578
 32,600   J.P. Morgan Chase & Co.                                                                           1,114,268

Computers/Computer Services 8.98%                                                                           7,084,984
119,075   Computer Associates International, Inc.                                                           2,652,991
 67,425   Electronic Data Systems Corp.                                                                     1,446,266
140,175   Hewlett-Packard Co.                                                                               2,985,727

Diversified Operations 11.80%                                                                               9,313,394
108,875   Cendant Corp.*                                                                                    1,994,590
 34,300   Cooper Industries, Ltd. (Class A)                                                                 1,416,590
 29,500   Johnson Controls, Inc.                                                                            2,525,200
 53,400   Loews Corp.                                                                                       2,525,286
 44,875   Tyco International Ltd.                                                                             851,728

Finance 11.60%                                                                                              9,151,407
146,875   CIT Group, Inc.                                                                                   3,620,469
 53,400   Citigroup, Inc.                                                                                   2,285,520
 39,350   Morgan Stanley                                                                                    1,682,213
 37,850   Washington Mutual, Inc.                                                                           1,563,205

Food-Misc./Diversified Operations 2.71%                                                                     2,141,989
113,875   Sara Lee Corp.                                                                                    2,141,989

Healthcare -- Services 5.46%                                                                                4,308,580
 31,725   Aetna, Inc.                                                                                       1,909,845
205,900   Tenet Healthcare Corp.*                                                                           2,398,735

Household Appliances 3.06%                                                                                  2,411,045
 37,850   Whirlpool Corp.                                                                                   2,411,045

Insurance 9.43%                                                                                             7,436,680
 68,350   Allstate Corp. (The)                                                                              2,436,677
105,100   Aon Corp.                                                                                         2,530,808
 39,800   Radian Group, Inc.                                                                                1,458,670
 12,175   XL Capital Ltd. (Class A) (Bermuda)                                                               1,010,525

Medical 1.87%                                                                                               1,476,281
 54,375   Bristol-Myers Squibb Co.                                                                          1,476,281

Mortgage Banking 6.58%                                                                                      5,192,138
 29,825   Fannie Mae                                                                                        2,011,398
 62,650   Freddie Mac                                                                                       3,180,740

Oil & Gas 7.33%                                                                                             5,787,064
 38,425   ConocoPhillips                                                                                    2,105,690
 42,575   Kerr-McGee Corp.                                                                                  1,907,360
 67,325   Marathon Oil Corp.                                                                                1,774,014

Paper/Paper Products 1.92%                                                                                  1,516,947
 80,050   Georgia-Pacific Corp.                                                                             1,516,947

Retail 4.79%                                                                                                3,776,112
 55,600   Federated Department Stores, Inc.*                                                                2,048,860
 65,650   RadioShack Corp.                                                                                  1,727,252

Telecommunications 1.71%                                                                                    1,347,478
 50,600   BellSouth Corp.                                                                                   1,347,478

Tobacco 2.80%                                                                                               2,208,384
 48,600   Altria Group, Inc.                                                                                2,208,384

Transportation 2.12%                                                                                        1,672,427
 28,825   Union Pacific Corp.                                                                               1,672,427

Utilities 1.82%                                                                                             1,437,330
 21,225   Cinergy Corp.                                                                                       780,868
 19,150   SCANA Corp.                                                                                         656,462

                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION                                                              RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 4.07%                                                                               $3,210,804
(Cost $3,210,804)

Joint Repurchase Agreement 2.77%
Investment in a joint repurchase agreement transaction with UBS Warburg, Inc. -- Dated
6-30-03, due 07-01-03 (Secured by U.S.

Treasury Bonds, 5.250% thru 7.875%
due 02-15-21 thru 11-15-28)                                                     1.10%           2,188       2,188,000

                                                                                               SHARES
Cash Equivalents 1.30%
AIM Cash Investment Trust**                                                                 1,022,804       1,022,804

TOTAL INVESTMENTS 100.84%                                                                                 $79,565,053

OTHER ASSETS AND LIABILITIES, NET (0.84%)                                                                   ($663,283)

TOTAL NET ASSETS 100.00%                                                                                  $78,901,770

 * Non-income-producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

June 30, 2003
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $71,662,896)                           $79,565,053
Cash                                                                      427
Receivable for investments sold                                     1,009,774
Receivable for shares sold                                          1,443,426
Dividends and interest receivable                                     144,322
Receivable from affiliates                                             26,445
Other assets                                                           58,008

Total assets                                                       82,247,455

LIABILITIES
Payable for investments purchased                                   2,158,558
Payable for shares repurchased                                          1,031
Payable for securities on loan                                      1,022,804
Payable to affiliates
Management fee                                                        111,063
Distribution and service fee                                            4,766
Other                                                                   8,371
Other payables and accrued expenses                                    39,092

Total liabilities                                                   3,345,685

NET ASSETS
Capital paid-in                                                    71,656,406
Accumulated net realized loss on investments                       (1,009,811)
Net unrealized appreciation of investments                          7,902,157
Accumulated net investment income                                     353,018

Net assets                                                        $78,901,770

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($51,935,292 [DIV] 3,029,555 shares)                           $17.14
Class B ($11,502,386 [DIV] 673,986 shares)                             $17.07
Class C ($8,846,295 [DIV] 518,354 shares)                              $17.07
Class I ($6,617,797 [DIV] 385,075 shares)                              $17.19

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($17.14 [DIV] 95%)                                           $18.04
Class C ($17.07 [DIV] 99%)                                             $17.24

 1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
June 30, 2003
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in operat-
ing the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                            $539,582
Interest (including security lending income of $2,276)                 23,303

Total investment income                                               562,885

EXPENSES
Investment management fee                                             195,779
Class A distribution and service fee                                   38,935
Class B distribution and service fee                                   26,274
Class C distribution and service fee                                   17,898
Class A, B and C transfer agent fee                                    32,639
Class I transfer agent fee                                              2,295
Registration and filing fee                                            39,551
Custodian fee                                                          11,056
Printing                                                                7,759
Accounting and legal services fee                                       6,910
Auditing fee                                                            6,249
Trustees' fee                                                           4,370
Miscellaneous                                                           3,833
Legal fee                                                                 751

Total expenses                                                        394,299
Expense reductions                                                   (115,028)

Net expenses                                                          279,271

Net investment income                                                 283,614

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investments                                     (122,371)
Change in net unrealized appreciation (depreciation)
  of investments                                                    7,400,096

Net realized and unrealized gain                                    7,277,725

Increase in net assets from operations                             $7,561,339

1 Semiannual audit from 1-1-03 through 6-30-03.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders
and any increase
or decrease in
money share-
holders invested
in the Fund.
                                              YEAR        PERIOD        PERIOD
                                             ENDED         ENDED         ENDED
                                           4-30-02      12-31-02 1     6-30-03 2

INCREASE (DECREASE) IN NET ASSETS
>From operations

Net investment income                      $47,233       $69,404      $283,614
Net realized gain (loss)                   673,333      (887,440)     (122,371)
Change in net unrealized
  appreciation (depreciation)            1,514,114    (2,395,408)    7,400,096
Increase (decrease) in
  net assets resulting
  from operations                        2,234,680    (3,213,444)    7,561,339

Distributions to shareholders
>From net investment income
Class A                                    (48,889)      (33,173)           --
>From net realized gain
Class A                                   (265,574)     (673,185)           --
                                          (314,463)     (706,358)           --
>From Fund share
  transactions                           8,180,853    12,255,337    41,506,887

NET ASSETS
Beginning of period                     11,396,939    21,498,009    29,833,544

End of period 3                        $21,498,009   $29,833,544   $78,901,770

1 Effective 12-31-02, the fiscal year changed from April 30 to December 31.

2 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

3 Includes accumulated net investment income of $33,172, $69,404 and $353,018, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                       4-30-98     4-30-99     4-30-00     4-30-01     4-30-02    12-31-02 1,2 6-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period               $11.56      $14.40      $11.83      $11.63      $16.08      $18.16      $15.07
Net investment income (loss) 4       (0.03)      (0.05)      (0.06)       0.02        0.05        0.05        0.10
Net realized and unrealized
  gain (loss) on investments          3.93       (2.02)       0.19        4.43        2.42       (2.68)       1.97
Total from
  investment operations               3.90       (2.07)       0.13        4.45        2.47       (2.63)       2.07
Less distributions
>From net investment income              --          --          --          --       (0.06)      (0.02)         --
>From net realized gain               (1.06)      (0.50)      (0.33)         --       (0.33)      (0.44)         --
                                     (1.06)      (0.50)      (0.33)         --       (0.39)      (0.46)         --
Net asset value,
  end of period                     $14.40      $11.83      $11.63      $16.08      $18.16      $15.07      $17.14
Total return 5,6 (%)                 35.10      (14.03)       1.34       38.26       15.67      (14.00) 7    13.74 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                        $10          $7          $5         $11         $22         $22         $52
Ratio of expenses
  to average net assets (%)           1.75        1.75        1.75        1.75        1.25        1.27 8      1.12 8
Ratio of adjusted expenses
  to average net assets 9 (%)         2.69        2.60        2.99        2.81        2.01        2.57 8      1.61 8
Ratio of net investment
  income (loss) to average
  net assets (%)                     (0.32)      (0.41)      (0.47)       0.22        0.34        0.44 8      1.33 8
Portfolio turnover (%)                  54          47          50          78          38          47          21

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-02 10  6-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.11      $15.05
Net investment income 4                                     -- 11     0.05
Net realized and unrealized
  gain on investments                                     0.94        1.97
Total from
  investment operations                                   0.94        2.02
Net asset value,
  end of period                                         $15.05      $17.07
Total return 5,6 (%)                                      6.66 7     13.42 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1         $12
Ratio of expenses
  to average net assets (%)                               2.10 8      1.87 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             6.82 8      2.37 8
Ratio of net investment income (loss)
  to average net assets (%)                              (0.06) 8     0.59 8
Portfolio turnover (%)                                      47          21

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          12-31-02 10  6-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.11      $15.05
Net investment income 4                                     -- 11     0.04
Net realized and unrealized
  gain on investments                                     0.94        1.98
Total from
  investment operations                                   0.94        2.02
Net asset value,
  end of period                                         $15.05      $17.07
Total return 5,6 (%)                                      6.66 7     13.42 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $1          $9
Ratio of expenses
  to average net assets (%)                               2.10 8      1.87 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             6.82 8      2.37 8
Ratio of net investment income (loss)
  to average net assets (%)                              (0.10) 8     0.53 8
Portfolio turnover (%)                                      47          21

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          12-31-02 10  6-30-03 3
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $14.11      $15.08
Net investment income 4                                   0.03        0.13
Net realized and unrealized
  gain on investments                                     0.94        1.98
Total from
  investment operations                                   0.97        2.11
Net asset value,
  end of period                                         $15.08      $17.19
Total return 5,6 (%)                                      6.87 7     13.99 7

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $6          $7
Ratio of expenses
  to average net assets (%)                               0.77 8      0.78 8
Ratio of adjusted expenses
  to average net assets 9 (%)                             5.49 8      1.28 8
Ratio of net investment income
  to average net assets (%)                               1.62 8      1.67 8
Portfolio turnover (%)                                      47          21

 1 Effective 11-8-02, shareholders of the former Pzena Focused Value Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value
   Fund was redesignated as that of Class A of John Hancock Classic Value
   Fund.

 2 Effective 12-31-02, the fiscal year changed from April 30 to December 31.

 3 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

 4 Based on the average of the shares outstanding.

 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 7 Not annualized.

 8 Annualized.

 9 Does not take into consideration expense reductions during the periods shown.

10 Class B, Class C and Class I shares began operations on 11-11-02.

11 Less than $0.01 per share.

See notes to
financial statements.




NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Classic Value Fund (the "Fund") is a non-diversified series of John Hancock Capital Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund had may bear the risk of delay of the loaned a security in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On June 30, 2003, the Fund had loaned a security having a market value of $1,005,750 collateralized by cash in the amount of $1,022,804. The cash collateral was invested in a short-term instrument. The security on loan was sold on June 30, 2003.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $498,477 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2010.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.85% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management LLC ("Pzena Investment Management"). The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses, excluding distribution and service fees and transfer agent fees, to 0.70% of the Fund's average daily net assets, at least until November 8, 2004. Accordingly, the expense reduction amounted to $115,028 for the period ended June 30, 2003. In addition, the Adviser has agreed to limit the Class A expenses to l.35% of the Class A average net assets, at least until November 8, 2004. There were no Class A-specific expense reductions during the period ended June 30, 2003. The Adviser reserves the right to terminate these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended June 30, 2003, JH Funds received net up-front sales charges of $246,572 with regard to sales of Class A shares. Of this amount, $23,796 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $209,467 was paid as sales commissions to unrelated broker-dealers and $13,309 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended June 30, 2003, JH Funds received net up-front sales charges of $69,431 with regard to sales of Class C shares. Of this amount, $68,635 was paid as sales commissions to unrelated broker-dealers and $796 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended June 30, 2003, CDSCs received by JH Funds amounted to $3,557 for Class B shares and $398 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Adviser has agreed to limit Class A, Class B and Class C transfer agent fees to 0.40% of each respective class average daily net asset value, at least until November 8, 2004. There were no transfer agent fee reductions during the period ended June 30, 2003. The Adviser reserves the right to terminate this limitation in the future. Until June 1, 2003, for Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value plus certain out-of-pocket expenses attributable to Class I shares. Effective June 1, 2003, for Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of the Class I average daily net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                              YEAR ENDED 4-30-02    PERIOD ENDED 12-31-02 1   PERIOD ENDED 6-30-03 2
                            SHARES        AMOUNT     SHARES        AMOUNT       SHARES        AMOUNT
CLASS A SHARES
Sold                       633,464   $10,776,450    632,098   $13,716,724    1,887,780   $30,259,787
Distributions  reinvested   17,520       286,166     52,723       664,306           --            --
Repurchased               (175,836)   (2,881,763)  (407,289)   (9,894,824)    (319,757)   (5,287,637)
Net increase               475,148    $8,180,853    277,532    $4,486,206    1,568,023   $24,972,150

CLASS B SHARES 2
Sold                            --            --     58,448      $888,460      654,007   $10,157,660
Repurchased                     --            --        (99)       (1,522)     (38,370)     (599,400)
Net increase                    --            --     58,349      $886,938      615,637    $9,558,260

CLASS C SHARES 2
Sold                            --            --     47,058      $711,638      527,280    $8,262,380
Repurchased                     --            --       (129)       (1,955)     (55,855)     (894,457)
Net increase                    --            --     46,929      $709,683      471,425    $7,367,923

CLASS I SHARES 2
Sold                            --            --    413,107    $6,172,870       25,091      $379,704
Repurchased                     --            --        (24)         (360)     (53,099)     (771,150)
Net increase (decrease)         --            --    413,083    $6,172,510      (28,008)    ($391,446)

NET INCREASE               475,148    $8,180,853    795,893   $12,255,337    2,627,077   $41,506,887

1 Effective 12-31-02, the fiscal year changed from April 30 to December 31.

2 Semiannual period from 1-1-03 through 6-30-03. Unaudited.

3 Class B, C and I shares began operations on 11-11-02.



NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2003, aggregated $52,021,977 and $9,679,609, respectively.

The cost of investments owned on June 30, 2003, including short-term investments, for federal income tax purposes was $71,662,896. Gross unrealized appreciation and depreciation of investments aggregated $9,126,708 and $1,224,551, respectively, resulting in net unrealized appreciation of $7,902,157.

NOTE E
Acquisition

On November 8, 2002, the Fund acquired substantially all of the assets and liabilities of the former Pzena Focused Value Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,499,515 Class A shares of the Fund for the net assets of the former Pzena Focused Value Fund, which amounted to $22,249,282, including $361,691 of unrealized depreciation of investments, after the close of business on November 8, 2002. Accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.



OUR FAMILY
OF FUNDS
------------------------------------------------------------------------
Equity
                                        Balanced Fund
                                        Classic Value Fund
                                        Core Equity Fund
                                        Focused Equity Fund
                                        Growth Trends Fund
                                        International Fund
                                        Large Cap Equity Fund
                                        Large Cap Growth Fund
                                        Large Cap Spectrum Fund
                                        Mid Cap Growth Fund
                                        Multi Cap Growth Fund
                                        Small Cap Equity Fund
                                        Small Cap Growth Fund
                                        Sovereign Investors Fund
                                        U.S. Global Leaders Growth Fund
------------------------------------------------------------------------
Sector                                  Biotechnology Fund
                                        Financial Industries Fund
                                        Health Sciences Fund
                                        Real Estate Fund
                                        Regional Bank Fund
                                        Technology Fund
------------------------------------------------------------------------
Income                                  Bond Fund
                                        Government Income Fund
                                        High Income Fund
                                        High Yield Bond Fund
                                        Investment Grade Bond Fund
                                        Strategic Income Fund
------------------------------------------------------------------------
Tax-Free Income                         California Tax-Free Income Fund
                                        High Yield Municipal Bond Fund
                                        Massachusetts Tax-Free Income Fund
                                        New York Tax-Free Income Fund
                                        Tax-Free Bond Fund
------------------------------------------------------------------------
Money Market                            Money Market Fund
                                        U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.



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FOR YOUR
INFORMATION

TRUSTEES

Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
John M. DeCiccio
Richard A. Farrell
Maureen R. Ford
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt

*Members of the Audit Committee

OFFICERS

Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

Pzena Investment Management, LLC
120 West 45th Street, 34th Floor
New York, New York 10036

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             http://www.sec.gov



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Classic Value Fund.

380SA 6/03
      8/03


ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) Not applicable at this time.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
-----------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer

Date:    August 27, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-----------------------
Maureen R. Ford
Chairman, President and Chief Executive Officer

Date:    August 27, 2003




By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer

Date:    August 27, 2003